Cash at Banks	6 Months Ended
Jun. 30, 2021
Disclosure of Cash and Banks [Abstract]
CASH AT BANKS

(a) CASH AND CASH EQUIVALENTS

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Cash and bank balances*	169,033	120,303
Deposits with original maturities of three months or less	11,101	13,136
	180,134	133,439

*	This item includes cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2020: USD 5,400 thousand). In addition, this item includes a deposit in the amount of USD 5,000 thousand (31 December 2020: USD 5,000 thousand) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is not recognised as investment income and is transferred to the reinsurance company on a semi-annual basis.

(b) TERM DEPOSITS

	30 June 2021	31 December 2020
	USD ’000	USD ’000
Deposits with original maturities over three months and less than one year	152,114	138,510
Deposits with original maturities over one year	33,702	33,702
	185,816	172,212

The deposits are denominated in US Dollars and other US Dollars pegged currencies. All deposits earned interest in the range between 0.03%-4.5% (31 December 2020: 0.2%-4.5%) and are held for varying periods between one month to less than 5 years (31 December 2020: between one month to less than 5 years) depending on the immediate cash requirements of the Group.